Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
C000253926
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ABS Insights Emerging Markets Fund - Super Institutional Class
Without Sales Load [Member] | C000253926
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	27.04%